Leases - Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating lease liabilities:
Year 2023		$ 4,809
Year 2024		4,909
Year 2025		3,729
Total lease commitments		13,447
Less: imputed interest		(885)
Total lease liability		$ 12,562
Total lease liabilities:
Year remaining 2022	$ 2,415
Year 2023	4,909
Year 2024	3,729
Total lease commitments	11,053
Less: imputed interest	(572)
Lease Liability	$ 10,481